Equipment, Right-of-Use asset, and Process Plant (Details Narrative) - USD ($)			12 Months Ended
	Jun. 30, 2023	May 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 07, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses			$ 190,133	$ 214,643
Cash remitted			539,803	316,600
Value of warrants issued			(2,360,025)	(15,696,391)
Payments for deposits			19,000,000
Depreciation expenses lease			45,786	52,353
Ball Mill [Member]
Property, Plant and Equipment [Line Items]
Purchase payments	$ 745,626
Teck Resources Limited [Member]
Property, Plant and Equipment [Line Items]
Non-refundable deposit					$ 500,000
Sales tax paid		$ 231,000
Cash remitted		731,000
Value of shares issued		$ 1,970,264
Value of warrants issued			1,273,032
Total value			3,974,296
Spare parts inventory			341,004
D'Angelo International LLC [Member]
Property, Plant and Equipment [Line Items]
Purchase payments	545,626
Payments for deposits	$ 100,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses			$ 144,347	$ 162,290